UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number        811-22894

INVESTMENT MANAGERS SERIES TRUST II

(Exact name of registrant as specified in charter)

235 W. Galena Street, Milwaukee, WI	53212
(Address of principal executive offices)	(Zip code)

Diane J. Drake

Mutual Fund Administration, LLC

2220 E. Route 66, Suite 226

Glendora, California 91740

(Name and address of agent for service)

Registrant’s telephone number, including area code: (626) 385-5777

Date of fiscal year end:  February 28

Date of reporting period:        July 1, 2022 - June 30, 2023

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (17 CFR 239.24 and 274.5), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of1940 and rule 30bl-4 thereunder (17 CFR 270.30bl-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. PROXY VOTING RECORD.

Security	Greenlane Holdings, Inc.
Ticker Symbol	GNLN
CUSIP	395330
Record Date	6/14/2022
Control#	#8339492527181834
Meeting Type	Annual
Meeting Date	8/4/2022

Item	Proposal	Vote Cast	Mgt. Rec	Sponsor
1A	Election of Director: Nicholas Kovacevich	For	For	Management
1B	Election of Director: Donald Hunter	For	For	Management
1C	Election of Director: Renah Persofsky	For	For	Management
1D	Election of Director: Aaron LoCascio	For	For	Management
1E	Election of Director: Adam Schoenfeld	For	For	Management
1F	Election of Director: Richard Taney	For	For	Management
1G	Election of Director: Jeff Uttz	For	For	Management
2	Ratification of the appointment of Marcum LLP as our independent registered public accounting firm for our fiscal year ending December 31, 2022.	For	For	Management
3	Approval and adoption of an amendment to the Amended and Restated Certificate of Incorporation of Greenlane Holdings, Inc., to be filed not later than February 10, 2023, to effect a reverse stock split of our Class A common stock at a ratio in the range of 1-for-5 to 1-for-20 (collectively, the "Reverse Split"), with such ratio to be determined in the discretion of the Greenlane board of directors and publicly disclosed prior to the effectiveness of the Reverse Split.	For	For	Management
4	Approval of the Second Amended and Restated Greenlane Holdings, Inc. 2019 Equity Incentive Plan.	For	For	Management

Security	Leafly Holdings, Inc.
Ticker Symbol	LFLY
CUSIP	52178J
Record Date	44697
Control#	#6337329984376653
Meeting Type	Annual
Meeting Date	7/13/2022

Item	Proposal	Vote Cast	Mgt. Rec	Sponsor
1A	Election of Director: Yoko Miyashita	For	For	Management
1B	Election of Director: Alan Pickerill	For	For	Management
2	Ratification of the appointment of Marcum LLP as the Independent Auditors.	For	For	Management

Security	Agrify Corporation
Ticker Symbol	AGFY
CUSIP	00853E
Record Date	44810
Control#	#8101451076795219
Meeting Type	2022 Special Meeting
Meeting Date	10/14/2022

Item	Proposal	Vote Cast	Mgt. Rec	Sponsor
1	To approve, as required by Nasdaq Listing Rule 5635(d), the issuance of up to 21,108,751 shares of the Company's common stock, par value $0.001 per share (the "Common Stock") upon the exercise of warrants of the Company (the "Warrants") issued in connection with the issuance of a senior secured note and the exchange of previously issued warrants in August 2022, and to permit the reduction of the exercise price of certain of those Warrants under certain circumstances.	For	For	Management
2	To approve an amendment to the Company's Articles of Incorporation to effect a reverse stock split of the shares of the Company's Common Stock at a ratio of not less than 1-for-2 and not greater than 1-for-10, with the exact ratio of, effective time of and decision to implement the reverse stock split to be determined by the Board of Directors (the "Reverse Stock Split").	For	For	Management
3	To consider and vote upon an adjournment of the Special Meeting in order to solicit additional proxies if there are not sufficient shares to be voted in favor of any of the foregoing proposals at the time of the Special Meeting.	For	For	Management

Security	Agrify Corporation
Ticker Symbol	AGFY
CUSIP	00853E
Record Date	9/6/2022
Control#	#8101451076795219
Meeting Type	2022 Special Meeting
Meeting Date	10/14/2022

Item	Proposal	Vote Cast	Mgt. Rec	Sponsor
1	To approve, as required by Nasdaq Listing Rule 5635(d), the issuance of up to 21,108,751 shares of the Company's common stock, par value $0.001 per share (the "Common Stock") upon the exercise of warrants of the Company (the "Warrants") issued in connection with the issuance of a senior secured note and the exchange of previously issued warrants in August 2022, and to permit the reduction of the exercise price of certain of those Warrants under certain circumstances.	For	For	Management
2	To approve an amendment to the Company's Articles of Incorporation to effect a reverse stock split of the shares of the Company's Common Stock at a ratio of not less than 1-for-2 and not greater than 1-for-10, with the exact ratio of, effective time of and decision to implement the reverse stock split to be determined by the Board of Directors (the "Reverse Stock Split").	For	For	Management
3	To consider and vote upon an adjournment of the Special Meeting in order to solicit additional proxies if there are not sufficient shares to be voted in favor of any of the foregoing proposals at the time of the Special Meeting.	For	For	Management

Security	Tilray Brands, Inc.
Ticker Symbol	TLRY
CUSIP	88688T
Record Date	9/26/2022
Control#	#1859763671781674
Meeting Type	2022 Annual Meeting
Meeting Date	11/22/2022

Item	Proposal	Vote Cast	Mgt. Rec	Sponsor
1	Election of Director for a three-year term expiring 2025: John M. Herhalt	For	For	Management
2	To ratify the appointment of PricewaterhouseCoopers LLP as our independent registered public accounting firm for the fiscal year ending May 31, 2023.	For	For	Management
3	To approve the amendments to the Company's Certificate of Incorporation, as amended to cancel the Class 1 common stock and re-allocate such authorized shares to Class 2 common stock.	For	For	Management

Security	The Valens Company Inc.
Ticker Symbol	VLNS
CUSIP	91914P
Record Date	10/19/2022
Control#	#0432379335998922
Meeting Type	2022 Special Meeting
Meeting Date	11/29/2022

Item	Proposal	Vote Cast	Mgt. Rec	Sponsor
1	To consider and, if deemed advisable, to pass, with or without variation, a special resolution, the full text of which is attached as Appendix A to the management information circular (the "Circular") of The Valens Company Inc. ("Valens"), to approve a plan of arrangement under Section 192 of the Canada Business Corporations Act, involving, Valens and SNDL Inc., all as more particularly set forth in the Circular.	For	For	Management

Security	Aurora Cannabis Inc.
Ticker Symbol	ACB
CUSIP	05156X
Record Date	9/20/2022
Control#	#3924148956878088
Meeting Type	Annual and Special Meeting
Meeting Date	11/14/2022

Item	Proposal	Vote Cast	Mgt. Rec	Sponsor
1	To set the number of Directors at Nine (9).	For	For	Management
2	Election of Directors :	For All	For All	Management
Election of Director: Ron Funk
Election of Director: Miguel Martin
Election of Director: Michael Singer
Election of Director: Norma Beauchamp
Election of Director: Shan Atkins
Election of Director: Theresa Firestone
Election of Director: Adam Szweras
Election of Director: Lance Friedmann
Election of Director: Chitwant Kohli
3	Appointment of KPMG LLP as Auditors of the Company for the ensuing year and authorizing the Directors to fix their remuneration.	For	For	Management
4	To consider, and if thought advisable, pass an ordinary resolution to approve an amendment to our 10% "Rolling" Stock Option Plan, as more particularly described in the accompanying Management Information Circular.	For	For	Management
5	To consider, and if thought advisable, pass an ordinary resolution to approve an amendment to our Restricted Share Unit Plan, as more particularly described in the accompanying Management Information Circular.	For	For	Management
6	To consider, and if thought advisable, pass an ordinary resolution to approve an amendment to our Performance Share Unit Plan, as more particularly described in the accompanying Management Information Circular.	For	For	Management
7	To consider, and if thought advisable, pass an ordinary resolution to approve an amendment to our Deferred Share Unit Plan, as more particularly described in the accompanying Management Information Circular.	For	For	Management
8	To consider and, if deemed appropriate, to pass with or without variation, a non-binding advisory resolution on the Company's approach to executive compensation, as more particularly described in the accompanying Management Information Circular.	For	For	Management

Security	FIRE & FLOWER HOLDINGS CORP.
Ticker Symbol	FAF CN
CUSIP	318108
Record Date	10/31/2022
Control#	#8168894521222292
Meeting Type	2022 Special Meeting
Meeting Date	12/16/2022

Item	Proposal	Vote Cast	Mgt. Rec	Sponsor
1	To consider, and if thought advisable, to pass, with or without amendment, an ordinary resolution to approve (a) certain amendments to the Series C common share purchase warrants of Fire & Flower Holdings Corp. (the "Corporation") held by 2707031 Ontario Inc., an indirect wholly-owned subsidiary of Alimentation Couche-Tard Inc. ("ACT"); and (b) the non-brokered private placement offering of 3,034,017 common shares of the Corporation to ACT at a price of $1.64798 per share, for aggregate proceeds of approximately $5,000,000, all as more particularly set out in the management information circular of the Corporation dated November 4, 2022.	For	For	Management

Company Name	Meeting Date	Security ID	Ticker Symbol	Proposed By	Compare Vote With/Against Management	Director Label	Director Name	Proposal Label	Proposal Long Text	Management Recommendation	Recorded Vote
TILRAY BRANDS, INC.	16-Mar-2023	88688T100	TLRY	Management	With Management	1.		1.	Election of Director for a three-year term expiring 2025: John M. Herhalt	For	For
TILRAY BRANDS, INC.	16-Mar-2023	88688T100	TLRY	Management	With Management	2.		2.	To ratify the appointment of PricewaterhouseCoopers LLP as our independent registered public accounting firm for the fiscal year ending May 31, 2023.	For	For
TILRAY BRANDS, INC.	16-Mar-2023	88688T100	TLRY	Management	With Management	3.		3.	To approve the amendments to the Company's Certificate of Incorporation, as amended to cancel the Class 1 common stock and re-allocate such authorized shares to Class 2 common stock.	For	For
PERKINELMER, INC.	25-Apr-2023	714046109	PKI	Management	With Management	1a.		1a.	Election of Director for a term of one year: Peter Barrett, PhD	For	For
PERKINELMER, INC.	25-Apr-2023	714046109	PKI	Management	With Management	1b.		1b.	Election of Director for a term of one year: Samuel R. Chapin	For	For
PERKINELMER, INC.	25-Apr-2023	714046109	PKI	Management	With Management	1c.		1c.	Election of Director for a term of one year: Sylvie Grégoire, PharmD	For	For
PERKINELMER, INC.	25-Apr-2023	714046109	PKI	Management	With Management	1d.		1d.	Election of Director for a term of one year: Michelle McMurry-Heath, MD, PhD	For	For
PERKINELMER, INC.	25-Apr-2023	714046109	PKI	Management	With Management	1e.		1e.	Election of Director for a term of one year: Alexis P. Michas	For	For
PERKINELMER, INC.	25-Apr-2023	714046109	PKI	Management	With Management	1f.		1f.	Election of Director for a term of one year: Prahlad R. Singh, PhD	For	For
PERKINELMER, INC.	25-Apr-2023	714046109	PKI	Management	With Management	1g.		1g.	Election of Director for a term of one year: Michel Vounatsos	For	For
PERKINELMER, INC.	25-Apr-2023	714046109	PKI	Management	With Management	1h.		1h.	Election of Director for a term of one year: Frank Witney, PhD	For	For
PERKINELMER, INC.	25-Apr-2023	714046109	PKI	Management	With Management	1i.		1i.	Election of Director for a term of one year: Pascale Witz	For	For
PERKINELMER, INC.	25-Apr-2023	714046109	PKI	Management	With Management	2.		2.	To ratify the selection of Deloitte & Touche LLP as PerkinElmer's independent registered public accounting firm for the current fiscal year.	For	For
PERKINELMER, INC.	25-Apr-2023	714046109	PKI	Management	With Management	3.		3.	To approve, by non-binding advisory vote, our executive compensation.	For	For
PERKINELMER, INC.	25-Apr-2023	714046109	PKI	Management	With Management	4.		4.	To recommend, by non-binding advisory vote, the frequency of future executive compensation advisory votes.	1 Year	1 Year
PERKINELMER, INC.	25-Apr-2023	714046109	PKI	Management	With Management	5.		5.	To approve the amendment of the company's restated articles of organization, as amended, to change the name of the Company from PerkinElmer, Inc. to Revvity, Inc.	For	For
NOVA CANNABIS INC	05-May-2023	66980W104		Management	With Management	1.1		1.1	ELECTION OF DIRECTOR: ZACHARY GEORGE	For	For
NOVA CANNABIS INC	05-May-2023	66980W104		Management	With Management	1.2		1.2	ELECTION OF DIRECTOR: MARCIE KIZIAK	For	For
NOVA CANNABIS INC	05-May-2023	66980W104		Management	With Management	1.3		1.3	ELECTION OF DIRECTOR: JEFFREY DEAN	For	For
NOVA CANNABIS INC	05-May-2023	66980W104		Management	With Management	1.4		1.4	ELECTION OF DIRECTOR: ANNE FITZGERALD	For	For
NOVA CANNABIS INC	05-May-2023	66980W104		Management	With Management	1.5		1.5	ELECTION OF DIRECTOR: RON HOZJAN	For	For
NOVA CANNABIS INC	05-May-2023	66980W104		Management	With Management	1.6		1.6	ELECTION OF DIRECTOR: SHARI MOGK-EDWARDS	For	For
NOVA CANNABIS INC	05-May-2023	66980W104		Management	With Management	1.7		1.7	ELECTION OF DIRECTOR: CHRISTOPHER PELYK	For	For
NOVA CANNABIS INC	05-May-2023	66980W104		Management	With Management	2		2	TO APPOINT PRICEWATERHOUSECOOPERS LLP AS AUDITORS OF THE COMPANY AND TO AUTHORIZE THE BOARD OF DIRECTORS TO FIX THEIR REMUNERATION	For	For
NOVA CANNABIS INC	05-May-2023	66980W104	Management	With Management	3	3	TO CONSIDER AND, IF THOUGHT
ADVISABLE, TO PASS A RESOLUTION
(THE "TRANSACTION RESOLUTION")
THE FULL TEXT OF WHICH IS SET
FORTH IN APPENDIX "A" TO THE
MANAGEMENT INFORMATION
CIRCULAR AND PROXY STATEMENT
OF THE COMPANY DATED APRIL 4,
2023 (THE "CIRCULAR"), TO
APPROVE A PROPOSED
TRANSACTION WITH SNDL INC., ALL
AS MORE PARTICULARLY DESCRIBED
									IN THE CIRCULAR	For	For
AFC GAMMA, INC.	18-May-2023	00109K105	AFCG	Management	With Management	1.	Alexander Frank	1.	DIRECTOR	For	For
AFC GAMMA, INC.	18-May-2023	00109K105	AFCG	Management	With Management	1.	Marnie Sudnow	1.	DIRECTOR	For	For
AFC GAMMA, INC.	18-May-2023	00109K105	AFCG	Management	With Management	2.		2.	Ratification of the Appointment of CohnReznick LLP as the Company's Independent Registered Public Accounting Firm for the Year Ending December 31, 2023.	For	For
WATERS CORPORATION	23-May-2023	941848103	WAT	Management	With Management	1.1		1.1	Election of Director: Dr. Flemming Ornskov, M.D., M.P.H.	For	For
WATERS CORPORATION	23-May-2023	941848103	WAT	Management	With Management	1.2		1.2	Election of Director: Linda Baddour	For	For
WATERS CORPORATION	23-May-2023	941848103	WAT	Management	With Management	1.3		1.3	Election of Director: Dr. Udit Batra, Ph.D.	For	For
WATERS CORPORATION	23-May-2023	941848103	WAT	Management	With Management	1.4		1.4	Election of Director: Dan Brennan	For	For
WATERS CORPORATION	23-May-2023	941848103	WAT	Management	With Management	1.5		1.5	Election of Director: Richard Fearon	For	For
WATERS CORPORATION	23-May-2023	941848103	WAT	Management	With Management	1.6		1.6	Election of Director: Dr. Pearl S. Huang, Ph.D.	For	For
WATERS CORPORATION	23-May-2023	941848103	WAT	Management	With Management	1.7		1.7	Election of Director: Wei Jiang	For	For
WATERS CORPORATION	23-May-2023	941848103	WAT	Management	With Management	1.8		1.8	Election of Director: Christopher A. Kuebler	For	For
WATERS CORPORATION	23-May-2023	941848103	WAT	Management	With Management	1.9		1.9	Election of Director: Mark Vergnano	For	For
WATERS CORPORATION	23-May-2023	941848103	WAT	Management	With Management	2.		2.	To ratify the selection of PricewaterhouseCoopers LLP as the Company's independent registered public accounting firm for the fiscal year ending December 31, 2023.	For	For
WATERS CORPORATION	23-May-2023	941848103	WAT	Management	With Management	3.		3.	To approve, by non-binding vote, executive compensation.	For	For
WATERS CORPORATION	23-May-2023	941848103	WAT	Management	With Management	4.		4.	To approve, by non-binding vote, the frequency of executive compensation votes.	1 Year	1 Year
AMYRIS, INC.	25-May-2023	03236M200	AMRS	Management	With Management	1.1		1.1	Election of Class I Director to serve for a three-year term: Ana Dutra	For	For
AMYRIS, INC.	25-May-2023	03236M200	AMRS	Management	With Management	1.2		1.2	Election of Class I Director to serve for a three-year term: Geoffrey Duyk	For	For
AMYRIS, INC.	25-May-2023	03236M200	AMRS	Management	With Management	1.3		1.3	Election of Class I Director to serve for a three-year term: James McCann	For	For
AMYRIS, INC.	25-May-2023	03236M200	AMRS	Management	With Management	1.4		1.4	Election of Class I Director to serve for a three-year term: Steven Mills	For	For
AMYRIS, INC.	25-May-2023	03236M200	AMRS	Management	With Management	2.		2.	Ratification of the appointment of Macias Gini & O'Connell LLP as Amyris' independent registered public accounting firm for the fiscal year ending December 31, 2023.	For	For
AMYRIS, INC.	25-May-2023	03236M200	AMRS	Management	With Management	3.		3.	Approval of a non-binding advisory vote on the compensation of our named executive officers.	For	For
AMYRIS, INC.	25-May-2023	03236M200	AMRS	Management	With Management	4.		4.	Approval of a non-binding advisory vote on the frequency of future stockholder say-on-pay votes.	1 Year	1 Year
AMYRIS, INC.	25-May-2023	03236M200	AMRS	Management	With Management	5.		5.	Approval of an amendment to Amyris' restated Certificate of Incorporation to effect an increase in the total number of our authorized shares.	For	For
GREENLANE HOLDINGS, INC.	02-Jun-2023	395330202	GNLN	Management	With Management	1a.		1a.	Election of Director: Craig Snyder	For	For
GREENLANE HOLDINGS, INC.	02-Jun-2023	395330202	GNLN	Management	With Management	1b.		1b.	Election of Director: Donald Hunter	For	For
GREENLANE HOLDINGS, INC.	02-Jun-2023	395330202	GNLN	Management	With Management	1c.		1c.	Election of Director: Renah Persofsky	For	For
GREENLANE HOLDINGS, INC.	02-Jun-2023	395330202	GNLN	Management	With Management	1d.		1d.	Election of Director: Aaron LoCascio	For	For
GREENLANE HOLDINGS, INC.	02-Jun-2023	395330202	GNLN	Management	With Management	1e.		1e.	Election of Director: Jeff Uttz	For	For
GREENLANE HOLDINGS, INC.	02-Jun-2023	395330202	GNLN	Management	With Management	2.		2.	Ratification of the appointment of Marcum LLP as our independent registered public accounting firm for our fiscal year ending December 31, 2023.	For	For
GREENLANE HOLDINGS, INC.	02-Jun-2023	395330202	GNLN	Management	With Management	3.	3.	Approval and adoption of an
amendment to the Amended and
Restated Certificate of
Incorporation of Greenlane
Holdings, Inc., to be filed not later
than November 20, 2023, to effect a
reverse stock split of our Class A
common stock at a ratio in the
range of 1-for-5 to 1-for-15
(collectively, the "Reverse Split"),
with such ratio to be determined in
the discretion of the Greenlane
board of directors and publicly
disclosed prior to the effectiveness
									of the Reverse Split.	For	For
GREENLANE HOLDINGS, INC.	02-Jun-2023	395330202	GNLN	Management	With Management	4.	4.	Approval of an adjournment of the
Annual Meeting to a later date or
dates, if necessary, to permit further
solicitation and vote of proxies in
the event there are not sufficient
votes in favor of Proposal 3 or
									Proposal 5.	For	For
GREENLANE HOLDINGS, INC.	02-Jun-2023	395330202	GNLN	Management	With Management	5.		5.	Approval of the Third Amended and Restated Greenlane Holdings, Inc. 2019 Equity Incentive Plan.	For	For
HYDROFARM HOLDINGS GROUP, INC.	06-Jun-2023	44888K209	HYFM	Management	With Management	1a.		1a.	Election of Class III Director to serve three-year terms expiring in 2026: Richard D. Moss	For	For
HYDROFARM HOLDINGS GROUP, INC.	06-Jun-2023	44888K209	HYFM	Management	With Management	1b.		1b.	Election of Class III Director to serve three-year terms expiring in 2026: Susan P. Peters	For	For
HYDROFARM HOLDINGS GROUP, INC.	06-Jun-2023	44888K209	HYFM	Management	With Management	2.		2.	To approve an amendment to our Amended and Restated Certificate of Incorporation, as amended, to reflect new Delaware law provisions regarding officer exculpation.	For	For
HYDROFARM HOLDINGS GROUP, INC.	06-Jun-2023	44888K209	HYFM	Management	With Management	3.		3.	To approve, on a non-binding advisory basis, the compensation of our named executive officers.	For	For
HYDROFARM HOLDINGS GROUP, INC.	06-Jun-2023	44888K209	HYFM	Management	With Management	4.		4.	To ratify the appointment of Deloitte & Touche LLP as our independent registered public accounting firm for the fiscal year ending December 31, 2023.	For	For
INNOVATIVE INDUSTRIAL PROPERTIES, INC.	07-Jun-2023	45781V101	IIPR	Management	With Management	1.1		1.1	Election of Director to serve until the next Annual Meeting: Alan Gold	For	For
INNOVATIVE INDUSTRIAL PROPERTIES, INC.	07-Jun-2023	45781V101	IIPR	Management	With Management	1.2		1.2	Election of Director to serve until the next Annual Meeting: Gary Kreitzer	For	For
INNOVATIVE INDUSTRIAL PROPERTIES, INC.	07-Jun-2023	45781V101	IIPR	Management	With Management	1.3		1.3	Election of Director to serve until the next Annual Meeting: Mary Curran	For	For
INNOVATIVE INDUSTRIAL PROPERTIES, INC.	07-Jun-2023	45781V101	IIPR	Management	With Management	1.4		1.4	Election of Director to serve until the next Annual Meeting: Scott Shoemaker	For	For
INNOVATIVE INDUSTRIAL PROPERTIES, INC.	07-Jun-2023	45781V101	IIPR	Management	With Management	1.5		1.5	Election of Director to serve until the next Annual Meeting: Paul Smithers	For	For
INNOVATIVE INDUSTRIAL PROPERTIES, INC.	07-Jun-2023	45781V101	IIPR	Management	With Management	1.6		1.6	Election of Director to serve until the next Annual Meeting: David Stecher	For	For
INNOVATIVE INDUSTRIAL PROPERTIES, INC.	07-Jun-2023	45781V101	IIPR	Management	With Management	2.		2.	Ratification of the appointment of BDO USA, LLP as the Company's independent registered public accounting firm for the year ending December 31, 2023.	For	For
INNOVATIVE INDUSTRIAL PROPERTIES, INC.	07-Jun-2023	45781V101	IIPR	Management	With Management	3.		3.	Approval on a non-binding advisory basis of the compensation of the Company's named executive officers.	For	For
CHARLOTTE'S WEB HOLDINGS INC	15-Jun-2023	16106R109		Management	With Management	1		1	TO SET THE NUMBER OF DIRECTORS OF THE COMPANY AT SIX (6)	For	For
CHARLOTTE'S WEB HOLDINGS INC	15-Jun-2023	16106R109		Management	With Management	2.A		2.A	ELECTION OF DIRECTOR: JONATHAN ATWOOD	For	For
CHARLOTTE'S WEB HOLDINGS INC	15-Jun-2023	16106R109		Management	With Management	2.B		2.B	ELECTION OF DIRECTOR: JOHN HELD	For	For
CHARLOTTE'S WEB HOLDINGS INC	15-Jun-2023	16106R109		Management	With Management	2.C		2.C	ELECTION OF DIRECTOR: THOMAS LARDIERI	For	For
CHARLOTTE'S WEB HOLDINGS INC	15-Jun-2023	16106R109		Management	With Management	2.D		2.D	ELECTION OF DIRECTOR: ALICIA MORGA	For	For
CHARLOTTE'S WEB HOLDINGS INC	15-Jun-2023	16106R109		Management	With Management	2.E		2.E	ELECTION OF DIRECTOR: JACQUES TORTOROLI	For	For
CHARLOTTE'S WEB HOLDINGS INC	15-Jun-2023	16106R109		Management	With Management	2.F		2.F	ELECTION OF DIRECTOR: SUSAN VOGT	For	For
CHARLOTTE'S WEB HOLDINGS INC	15-Jun-2023	16106R109		Management	With Management	3		3	TO APPOINT ERNST & YOUNG LLP AS AUDITORS FOR THE ENSUING YEAR AND TO AUTHORIZE THE BOARD OF DIRECTORS OF THE COMPANY TO FIX THE REMUNERATION TO BE PAID TO THE AUDITORS	For	For
CHICAGO ATLANTIC REAL ESTATE FINANCE INC	15-Jun-2023	167239102	REFI	Management	With Management	1.	Dr. Andreas Bodmeier	1.	DIRECTOR	For	For
CHICAGO ATLANTIC REAL ESTATE FINANCE INC	15-Jun-2023	167239102	REFI	Management	With Management	1.	Dr. Jason Papastavrou	1.	DIRECTOR	For	For
CHICAGO ATLANTIC REAL ESTATE FINANCE INC	15-Jun-2023	167239102	REFI	Management	With Management	1.	Mr. Anthony Cappell	1.	DIRECTOR	For	For
CHICAGO ATLANTIC REAL ESTATE FINANCE INC	15-Jun-2023	167239102	REFI	Management	With Management	1.	Mr. Brandon Konigsberg	1.	DIRECTOR	For	For
CHICAGO ATLANTIC REAL ESTATE FINANCE INC	15-Jun-2023	167239102	REFI	Management	With Management	1.	Mr. Frederick C. Herbst	1.	DIRECTOR	For	For
CHICAGO ATLANTIC REAL ESTATE FINANCE INC	15-Jun-2023	167239102	REFI	Management	With Management	1.	Mr. John Mazarakis	1.	DIRECTOR	For	For
CHICAGO ATLANTIC REAL ESTATE FINANCE INC	15-Jun-2023	167239102	REFI	Management	With Management	1.	Mr. Michael L. Steiner	1.	DIRECTOR	For	For
CHICAGO ATLANTIC REAL ESTATE FINANCE INC	15-Jun-2023	167239102	REFI	Management	With Management	1.	Mr. Peter Sack	1.	DIRECTOR	For	For
CHICAGO ATLANTIC REAL ESTATE FINANCE INC	15-Jun-2023	167239102	REFI	Management	With Management	1.	Mr.Donald E.Gulbrandsen	1.	DIRECTOR	For	For
CHICAGO ATLANTIC REAL ESTATE FINANCE INC	15-Jun-2023	167239102	REFI	Management	With Management	2.		2.	The Ratification of the Selection of BDO USA LLP to Serve as the Company's Independent Registered Public Accounting Firm for the Fiscal Year Ending December 31, 2023	For	For
WM TECHNOLOGY, INC.	21-Jun-2023	92971A109	MAPS	Management	With Management	1.	Brenda Freeman	1.	DIRECTOR	For	For
WM TECHNOLOGY, INC.	21-Jun-2023	92971A109	MAPS	Management	With Management	1.	Olga Gonzalez	1.	DIRECTOR	For	For
WM TECHNOLOGY, INC.	21-Jun-2023	92971A109	MAPS	Management	With Management	1.	Tony Aquila	1.	DIRECTOR	For	For
WM TECHNOLOGY, INC.	21-Jun-2023	92971A109	MAPS	Management	With Management	2.		2.	Advisory Vote, On A Non-Binding Basis, To Approve The Compensation Of Our Named Executive Officers For The Year Ended 2022.	For	For
WM TECHNOLOGY, INC.	21-Jun-2023	92971A109	MAPS	Management	With Management	3.		3.	Ratification Of Selection Of Independent Registered Public Accounting Firm.	For	For
GROWGENERATION CORP.	22-Jun-2023	39986L109	GRWG	Management	With Management	1.	Darren Lampert	1.	DIRECTOR	For	For
GROWGENERATION CORP.	22-Jun-2023	39986L109	GRWG	Management	With Management	1.	Eula Adams	1.	DIRECTOR	For	For
GROWGENERATION CORP.	22-Jun-2023	39986L109	GRWG	Management	With Management	1.	Michael Salaman	1.	DIRECTOR	For	For
GROWGENERATION CORP.	22-Jun-2023	39986L109	GRWG	Management	With Management	1.	Paul Ciasullo	1.	DIRECTOR	For	For
GROWGENERATION CORP.	22-Jun-2023	39986L109	GRWG	Management	With Management	1.	Stephen Aiello	1.	DIRECTOR	For	For
GROWGENERATION CORP.	22-Jun-2023	39986L109	GRWG	Management	With Management	2.	2.	To provide an advisory vote to
approve the compensation paid to
the Company's named executive
officers pursuant to the Dodd-Frank
Wall Street Reform and Consumer
Protection Act of 2010 ("Say-on-
									Pay").	For	For
GROWGENERATION CORP.	22-Jun-2023	39986L109	GRWG	Management	With Management	3.		3.	To approve and ratify the amendment and restatement of the Company's Amended and Restated 2018 Equity Incentive Plan to increase the number of shares issuable thereunder from 5,000,000 to 8,000,000.	For	For
GROWGENERATION CORP.	22-Jun-2023	39986L109	GRWG	Management	With Management	4.	4.	To approve and ratify the
appointment of Grant Thornton LLP
as the Company's independent
registered public accounting firm to
audit the Company's financial
statements as of December 31,
2023 and for the fiscal years then
									ending.	For	For
CRONOS GROUP INC.	22-Jun-2023	22717L101	CRON	Management	With Management	1a.		1a.	Election of Director: Jason Adler	For	For
CRONOS GROUP INC.	22-Jun-2023	22717L101	CRON	Management	With Management	1b.		1b.	Election of Director: Kendrick Ashton, Jr.	For	For
CRONOS GROUP INC.	22-Jun-2023	22717L101	CRON	Management	With Management	1c.		1c.	Election of Director: Kamran Khan	For	For
CRONOS GROUP INC.	22-Jun-2023	22717L101	CRON	Management	With Management	1d.		1d.	Election of Director: Dominik Meier	For	For
CRONOS GROUP INC.	22-Jun-2023	22717L101	CRON	Management	With Management	1e.		1e.	Election of Director: Michael Gorenstein	For	For
CRONOS GROUP INC.	22-Jun-2023	22717L101	CRON	Management	With Management	1f.		1f.	Election of Director: Elizabeth Seegar	For	For
CRONOS GROUP INC.	22-Jun-2023	22717L101	CRON	Management	With Management	1g.		1g.	Election of Director: James Rudyk	For	For
CRONOS GROUP INC.	22-Jun-2023	22717L101	CRON	Management	With Management	2.		2.	Adoption of an advisory (non- binding) resolution to approve the compensation of the Company's named executive officers as disclosed in the proxy statement dated April 28, 2023.	For	For
CRONOS GROUP INC.	22-Jun-2023	22717L101	CRON	Management	With Management	3.		3.	Appointment of KPMG LLP to serve as the Company's registered independent public accounting firm for fiscal year 2023 and to authorize the board of directors of the Company to fix their remuneration.	For	For
VILLAGE FARMS INTERNATIONAL, INC.	23-Jun-2023	92707Y108	VFF	Management	With Management	1a.		1a.	Election of Director: Michael A. DeGiglio	For	For
VILLAGE FARMS INTERNATIONAL, INC.	23-Jun-2023	92707Y108	VFF	Management	With Management	1b.		1b.	Election of Director: John P. Henry	For	For
VILLAGE FARMS INTERNATIONAL, INC.	23-Jun-2023	92707Y108	VFF	Management	With Management	1c.		1c.	Election of Director: David Holewinski	For	For
VILLAGE FARMS INTERNATIONAL, INC.	23-Jun-2023	92707Y108	VFF	Management	With Management	1d.		1d.	Election of Director: Kathleen M. Mahoney	For	For
VILLAGE FARMS INTERNATIONAL, INC.	23-Jun-2023	92707Y108	VFF	Management	With Management	1e.		1e.	Election of Director: John R. McLernon	For	For
VILLAGE FARMS INTERNATIONAL, INC.	23-Jun-2023	92707Y108	VFF	Management	With Management	1f.		1f.	Election of Director: Stephen C. Ruffini	For	For
VILLAGE FARMS INTERNATIONAL, INC.	23-Jun-2023	92707Y108	VFF	Management	With Management	1g.		1g.	Election of Director: Christopher C. Woodward	For	For
VILLAGE FARMS INTERNATIONAL, INC.	23-Jun-2023	92707Y108	VFF	Management	With Management	2.		2.	Approval of the compensation of the Company's named executive officers on an advisory, non-binding basis.	For	For
VILLAGE FARMS INTERNATIONAL, INC.	23-Jun-2023	92707Y108	VFF	Management	With Management	3.		3.	Re-appointing PricewaterhouseCoopers LLP as the independent public accounting firm for the Company for the fiscal year ending December 31, 2023.	For	For
CARDIOL THERAPEUTICS INC	28-Jun-2023	14161Y200		Management	With Management	1.1		1.1	ELECTION OF DIRECTOR: DAVID ELSLEY	For	For
CARDIOL THERAPEUTICS INC	28-Jun-2023	14161Y200		Management	With Management	1.2		1.2	ELECTION OF DIRECTOR: JENNIFER CHAO	For	For
CARDIOL THERAPEUTICS INC	28-Jun-2023	14161Y200		Management	With Management	1.3		1.3	ELECTION OF DIRECTOR: MICHAEL WILLNER	For	For
CARDIOL THERAPEUTICS INC	28-Jun-2023	14161Y200		Management	With Management	1.4		1.4	ELECTION OF DIRECTOR: COLIN STOTT	For	For
CARDIOL THERAPEUTICS INC	28-Jun-2023	14161Y200		Management	With Management	1.5		1.5	ELECTION OF DIRECTOR: PETER PEKOS	For	For
CARDIOL THERAPEUTICS INC	28-Jun-2023	14161Y200		Management	With Management	1.6		1.6	ELECTION OF DIRECTOR: DR. GUILLERMO TORRE-AMIONE	For	For
CARDIOL THERAPEUTICS INC	28-Jun-2023	14161Y200		Management	With Management	1.7		1.7	ELECTION OF DIRECTOR: CHRIS WADDICK	For	For
CARDIOL THERAPEUTICS INC	28-Jun-2023	14161Y200		Management	With Management	1.8		1.8	ELECTION OF DIRECTOR: TERI LOXAM	For	For
CARDIOL THERAPEUTICS INC	28-Jun-2023	14161Y200		Management	With Management	2		2	TO APPOINT BDO CANADA LLP, CHARTERED PROFESSIONAL ACCOUNTANTS, AS AUDITORS OF THE CORPORATION AND TO AUTHORIZE REMUNERATION TO BE FIXED BY THE BOARD	For	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)           Investment Managers Series Trust II

By (Signature and Title)*		/s/ Terrance P. Gallagher
Terrance P. Gallagher, President and Principal Executive Officer
Date	August 28, 2023